Average Annual Total Returns - Invesco VI Equally-Weighted SP 500 Fund	Series I Inception Date		Series I 1 Year		Series I 5 Years		Series I 10 Years		Series II Inception Date		Series II 1 Year		Series II 5 Years		Series II 10 Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Multi-Cap Core Funds Index 1 Year	Lipper VUF Multi-Cap Core Funds Index 5 Years	Lipper VUF Multi-Cap Core Funds Index 10 Years
Total	Nov. 09, 1994	[1]	12.74%	[1]	12.63%	[1]	12.24%	[1]	Jul. 24, 2000	[1]	12.41%	[1]	12.34%	[1]	11.96%	[1]	18.40%	15.22%	13.88%	12.83%	12.95%	12.66%	13.45%	11.38%	10.34%

[1]	Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.